Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jan. 31, 2015
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Central Index Key	0000914529
Amendment Flag	false
Document Creation Date	Mar. 24, 2016
Document Effective Date	Mar. 24, 2016
Prospectus Date	Jun. 01, 2015
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	EALTX
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	ECLTX
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund | Class I
Risk/Return:
Trading Symbol	EILTX